Note 14. Earnings Per Share (Detail) - Earnings Per Share: (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Weighted average number of Common shares outstanding – basic	62,029	64,719	89,279
Impact of stock options assumed exercised	1	90	1
Weighted average number of Common shares outstanding – diluted	62,030	64,809	89,280
Basic and diluted (loss) earnings per share from continuing operations (in Dollars per share)	$ (0.47)	$ 0.67	$ (0.94)
Basic and diluted loss per share from discontinued operations (in Dollars per share)		$ (0.41)	$ (1.66)
Basic and diluted (loss) earnings per share (in Dollars per share)	$ (0.47)	$ 0.26	$ (2.60)